VESSELS AND EQUIPMENT, NET (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended		12 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 25, 2013	Oct. 22, 2013	Dec. 31, 2007 Vessel	Aug. 12, 2013	May 03, 2012	Apr. 25, 2012	Jul. 05, 2013	Oct. 03, 2013	Jan. 30, 2013	May 22, 2012
Property, Plant and Equipment [Line Items]
Total original book value	$ 1,020,097	$ 972,268
Accumulated depreciation	(302,692)	(256,837)
Net book value	717,405	715,431
Depreciation expense	45,880	38,951	38,914
Capitalized interest	0	0	0
ACQUISITIONS AND DISPOSALS [Abstract]
Cost of vessel	1,020,097	972,268
Equity method ownership percentage (in hundredths)	50.00%
Ownership percentage by noncontrolling owners (in hundredths)	84.75%
Payments to noncontrolling interests	0	10,250	0
River Business [Member]
ACQUISITIONS AND DISPOSALS [Abstract]
Equity method ownership percentage (in hundredths)									100.00%
Business acquisition, partner's interests acquired (in hundredths)								50.00%
Partners interest								250
Noncontrolling Interest Acquisition [Member]
ACQUISITIONS AND DISPOSALS [Abstract]
Ownership percentage by noncontrolling owners (in hundredths)										5.55%
Number of shares of common stock to be purchased from noncontrolling interest (in shares)										2,500,119
Payments to noncontrolling interests				10,250
Ownership percentage in UP Offshore (Bahamas) Limited (in hundredths)				100.00%
Ocean-going Vessels [Member]
Property, Plant and Equipment [Line Items]
Total original book value	116,281	123,994
ACQUISITIONS AND DISPOSALS [Abstract]
Cost of vessel	116,281	123,994
River Barges and Push Boats [Member]
Property, Plant and Equipment [Line Items]
Total original book value	464,346	415,817
ACQUISITIONS AND DISPOSALS [Abstract]
Cost of vessel	464,346	415,817
River Barges and Push Boats [Member] | Pushboats [Member] | Vessels Sold [Member] | River Business [Member]
ACQUISITIONS AND DISPOSALS [Abstract]
Aggregate purchase (sale) price			3,850
Gain on sale of vessel			3,564
River Barges and Push Boats [Member] | Barges [Member] | Vessels Built [Member] | River Business [Member]
Property, Plant and Equipment [Line Items]
Total original book value	16,889		9,100
ACQUISITIONS AND DISPOSALS [Abstract]
Number of vessels	15		8
Cost of vessel	16,889		9,100
River Barges and Push Boats [Member] | Barges [Member] | Vessels Built, Sold and Leaseback [Member] | River Business [Member]
ACQUISITIONS AND DISPOSALS [Abstract]
Number of vessels		10	14
Aggregate purchase (sale) price		9,410	13,020
Lease term		10 years	10 years
Gain on sale of vessel		1,889	2,116
PSVs [Member]
Property, Plant and Equipment [Line Items]
Total original book value	370,416	365,823
ACQUISITIONS AND DISPOSALS [Abstract]
Cost of vessel	370,416	365,823
PSVs [Member] | Vessels Built [Member] | Offshore Supply Business [Member] | China [Member]
ACQUISITIONS AND DISPOSALS [Abstract]
Aggregate purchase (sale) price											31,450
Additional acquisition costs	3,157	2,644
PSVs [Member] | Vessels Built [Member] | Offshore Supply Business [Member] | India [Member]
ACQUISITIONS AND DISPOSALS [Abstract]
Number of vessels						4
Aggregate purchase (sale) price						88,052
Percentage of purchase price paid in installments (in hundredths)						20.00%
Reduction in contract price due to penalty for late delivery												1,800	1,800
Maximum delivery period of vessel					210 days
Aggregate amount of advances					13,208
Interest on advances (in hundredths)					7.00%
PSVs [Member] | Vessels Built [Member] | Delivery of UP Pearl [Member] | India [Member]
ACQUISITIONS AND DISPOSALS [Abstract]
Reduction in contract price due to penalty for late delivery							1,800
Debt instrument, periodic payment							893
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total original book value	14,237	12,882
ACQUISITIONS AND DISPOSALS [Abstract]
Cost of vessel	14,237	12,882
Building, Land, Operating Base and Shipyard [Member]
Property, Plant and Equipment [Line Items]
Total original book value	54,817	53,752
ACQUISITIONS AND DISPOSALS [Abstract]
Cost of vessel	$ 54,817	$ 53,752